Commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments
6.	Commitments

On October 31, 2011, the Company entered into an agreement with a consultant to perform consulting services as requested by the Company. The contract calls for the consultant to receive $15,000 upon execution of the agreement, $5,000 per month through the term of the agreement, and a one-time grant of 150,000 restricted shares of the Company's $0.001 par value common stock. The fair market value of the common stock on the date of grant was $124,500. The term of the agreement is one year and it will automatically renew if not cancelled in writing 30 days prior to the end of the annual period.

La Candelaria Property

On May 31, 2011, Metales was formed, with the Company owning 70% of the issued and outstanding shares of capital stock.  The remaining 30% of the issued and outstanding capital stock of Metales was issued to Gonzalez.  On June 10, 2011, Gonzalez assigned the Concessions to Metales.  The Concessions cover 800 hectares, or approximately 1,976 acres.

Gonzalez transferred the Concessions to Metales pursuant to an agreement with American Gold.    On August 17, 2011, in connection with its investment in Metales and the exploration and development of the Concessions, the Company, American Gold, and Gonzalez executed an Assignment Agreement (the “Assignment Agreement”) pursuant to which (a) American Gold assigned all of its right and interest in and to a Letter of Intent between American Gold and Gonzalez, and an Option to Purchase Agreement between American Gold and Gonzalez dated January 11, 2011 (the “Option Agreement”), (b) the Company accepted the assignment of all of the rights and interest of American Gold in and to the Letter of Intent and the Option Agreement, and (c) the Company assumed all of the duties and obligations of American Gold under the Letter of Intent and the Option Agreement with Gonzalez. Pursuant to the Assignment Agreement (which has an effective date of June 10, 2011), the Company has taken or will take the following actions in connection with transfer of the Concessions from Gonzalez to Metales:

1.	The Company issued 125,000 shares of its $0.001 par value common stock to North American as repayment of the $125,000 that American Gold paid Gonzalez in connection with Option Agreement (the “American Gold Shares”) on August 17, 2011.

2.	The Company issued 300,000 shares of its $0.001 par value common stock, with a fair value of $303,000, to Gonzalez on September 16, 2011.

3.	The Company, either alone or through Metales, is obligated to fund $150,000 per year of development costs for three years, for a total of $450,000 (the “Work Plan”). During the Work Plan year ended January 11, 2012, the Company funded $163,557 towards the Work Plan.

4.	For the six months ended June 30, 2012, the Company has paid Gonzalez an additional $125,000.

The American Gold Shares were issued in the name of North American, with the agreement of American Gold.

Gonzalez retains a 2% Net Smelter Returns Royalty on the Property.  Metales is obligated to undertake work necessary to bring the existing geological survey on the Property up to NJ 43-101 standards. Under the second year of the Work Plan, the Company has advanced $56,695 and $3,500 during the quarters ended March 31, 2012 and June 30, 2012, respectively, for a total of $60,195.

The Company has granted anti-dilution rights to Gonzalez, such that the Company must allow Gonzalez the opportunity to maintain his percentage stock ownership in the Company until the date on which the Company has complied fully with its obligations under the Option Agreement or January 11, 2014, whichever comes first.  Gonzalez has waived the exercise of his anti-dilution rights with respect to issuances of common stock to North American under the Investment Agreement.  In addition, the Company is obligated to issue 1,000,000 shares of its $0.001 par value common stock to Gonzalez upon the discovery of a 1 million-ounce equivalent gold deposit, as defined by industry standards as set forth by a recognized exchange in North America.  Finally, if the Company fails to comply with all its obligations under the Option Agreement before January 11, 2014, the Option Agreement will terminate and the Company will be obligated to return the Concessions to Gonzalez.

Employment Agreement

On July 12, 2011, the Company entered into an Employment Agreement with Dan Ferris regarding his position as President of the Company.  The Employment Agreement has an initial term of three years, and after the initial term will automatically renew for successive one-year periods until terminated in accordance with the Agreement (the “Term”).  Mr. Ferris will be paid a base salary of $120,000 per year during the Term.  Mr. Ferris will also be entitled to receive 3,000,000 shares of the Company’s Common Stock, which will be issued in three equal increments of 1,000,000 shares over the first 3 years of the Term.  The shares of Common Stock will not be registered under the Securities Act, and will be subject to restrictions on transfer.  Therefore, Mr. Ferris will receive 1,000,000 shares of Common Stock on July 12 of each of the years 2012, 2013, and 2014.  The Employment Agreement may be terminated voluntarily by either party upon 30 days written notice, upon Mr. Ferris’ death or disability, by mutual agreement at the end of the Term, or at any time for “cause” by the Company.  If Mr. Ferris’ employment is terminated for “cause”, or if he voluntarily resigns, then he would not be entitled to receive any shares of Common Stock that have not been issued as of the date of resignation or termination.  If Mr. Ferris’ employment is terminated for any other reason, he would receive the full 3,000,000 shares of Common Stock.  The Employment Agreement defines “cause” as the willful and continued failure by Ferris to perform his duties under the Employment Agreement, conviction of a felony, or engaging in conduct that is contrary to the best interests of the Company or adversely affects the Company’s reputation.  The fair market value of the stock grant on the date of the Employment Agreement was $3,000,000.  The Company recognized $499,998 in expense related to the stock grant during the six months ended June 30, 2012.

Tailings Project

On January 26, 2012, the Company, acting through a newly-formed subsidiary, Amiko Kay, S. de R.L. de C.V., a company organized under the laws of Mexico (“Amiko Kay”), entered into a Joint Venture Agreement (the “JV Agreement”) with Miguel Angel Jaramillo Tapia (“Jaramillo”), a resident of Mexico. The JV Agreement sets forth the terms on which Amiko Kay and Jaramillo will work together to process mine tailings located in the city of Hidalgo Del Parral in the state of Chihuahua, Mexico (the “Tailings”), and, after processing, use, market and sell any minerals extracted from the Tailings. The Company owns 99% of the issued and outstanding membership interests of Amiko Kay.

The Tailings consist of approximately 1.2 million tons of mine tailings from previous mining activity in the Chihuahua area over the last 100 years or more. Mine tailings represent the refuse remaining after ore has been processed. Amiko Kay and Jaramillo entered into the JV Agreement so they could re-process the mine tailings heap to extract minerals that were not extracted during the initial processing, and to market and sell any minerals extracted from the Tailings.

As consideration for Jaramillo’s agreement to process the Tailings pursuant to the JV Agreement, the Company paid Jaramillo $25,000 when it signed a letter of intent for a proposed acquisition of an interest in the Tailings on December 5, 2011, and another $75,000 when it signed the JV Agreement in the quarter ending March 31, 2012. The Company also agreed to pay Jaramillo an additional $200,000 no later than January 26, 2013.

In addition, the Amiko Kay agreed to fund an amount up to $1,000,000 (the “Work Commitment”) for the benefit of the processing operation over its first two years, as follows:

(a)    $250,000 within the first year of the JV Agreement for the purchase of used heavy equipment, miscellaneous equipment and materials for processing the Tailings, and taxes, permits, and general operating expenses.

(b)    $750,000 within the second year of the JV Agreement for the construction of a heap leach system and floatation plant on the Property.

Amiko Kay may make an additional $250,000 available, if additional processing equipment is justified and required to maximize the liberation of precious metals in the Tailings material.

As further consideration for the JV Agreement, the Company is obligated to issue 600,000 shares of the common stock, $0.001 par value, of the Company (“Common Stock”), to Jaramillo as follows:

(a)    300,000 shares of Common Stock, which have been issued to Jaramillo; and

(b)    300,000 shares of Common Stock within 12 months of signing the JV Agreement.

The shares of Common Stock will be restricted shares and carry current and appropriate legends to that effect. Jaramillo executed a Share Issuance Agreement concurrently with the execution of the JV Agreement, with respect to the shares of Common Stock to be issued under the JV Agreement.

Jaramillo will manage the day-to-day affairs associated with processing the Tailings, selling the minerals extracted from the Tailings (“Extracted Minerals”) and performing other related activities. Jaramillo will pay all expenses associated with the processing of the Tailings, the sale of any Extracted Minerals from the Tailings, and other obligations of the project, initially from the funds received under the Work Commitment and, eventually, from revenues from operations. All net revenues from the sale of any Extracted Minerals or other sources, after deducting expenses, will be distributed and paid monthly, with 65% of the net revenues paid to Amiko Kay and 35% of the net revenues paid to Jaramillo. It is anticipated that the portion to be paid to Amiko Kay will be paid directly to the Company. Jaramillo will provide a monthly accounting of all revenues and expenses associated with the processing operations. For the six months ended June 30, 2012, the Company paid $250,000 toward the Work Commitment, of which $160,000 was paid during the three months ended March 31, 2012 and $90,000 was paid during the three months ended June 30, 2012.

Title to the Property and the Tailings will remain in Jaramillo’s name. Jaramillo will be responsible for obtaining all permits, approvals and authorizations associated with the processing of the Tailings. He is also responsible for processing the Tailings in compliance with all applicable laws, rules and regulations and to maintain insurance on the Property. Amiko Kay will have access to the Property and the Tailings at all times during the term of the JV Agreement.

Amiko Kay and Jaramillo will mutually develop plans and programs to process the Tailings. Jaramillo will prepare a detailed budget setting forth the expenses to be paid under the Work Commitment, which will be approved by Amiko Kay. Finally, Jaramillo will provide quarterly financial reports to Amiko Kay. The Company and Amiko Kay intend to oversee the activities of Jaramillo and to confirm compliance of the operation with the budgets and plans agreed upon by the parties on an ongoing basis.

If either party defaults under the JV Agreement, the defaulting party’s rights to participate in the Tailings operation will be immediately suspended, and the defaulting party will have no right to share in the revenues subject to the JV Agreement, until the breach is cured. If the defaulting party is Jaramillo, then Amiko Kay may perform the duties of Jaramillo under the Agreement. The non-defaulting party may also sue for damages incurred as a result of the event of default.

Despite the Company’s role in jointly developing policies and programs of the project, including its ability to monitor Jaramillo’s actions, and its control over the funds provided under the Work Commitment, the Company has limited control over the processing operations contemplated by the JV Agreement. Jaramillo makes all day to day decisions regarding the processing of the Tailings, the construction of the wash plant on the property, and the plans to construct a heap leach system and flotation plant. As noted above, he is also responsible for obtaining all permits, selling any extracted minerals and paying all expenses. The Company, through Amiko Kay and its on-site consultant, regularly advises Jaramillo as to these matters, makes on-site inspections of the operation and receives progress reports from Jaramillo, but the Company is ultimately dependent on Jaramillo to make all operational decisions and execute all plans with respect to the project. The Company does control initial funding of the project and receives reports of the specific costs and expenses of the enterprise, which it intends to compare against the agreed budget before making further advances. Otherwise, except as outlined above, the Company has no direct control over the operations.

If the Company determines that Jaramillo is breaching his responsibilities under the Agreement, the Company’s could either terminate the Agreement, or allow the suspension of Jaramillo’s right to participate in the Tailings, as provided in the JV Agreement. If Jaramillo is in default, then the Company has the contractual right (but not the obligation) to perform the duties of Jaramillo under the JV Agreement; however, it is unlikely that the Company would do so, given Jaramillo’s ownership of the surrounding properties and the Company’s lack of physical processing resources in Mexico. Alternatively, the Company could withhold payments under the Work Commitment until the default is cured, in order to minimize any further financial exposure to the Company and to encourage Jaramillo to resolve the default. The significant costs and resources required for litigation, together with the Company's limited financial resources at this time, make the pursuit of litigation unlikely at this time.

The JV Agreement will terminate upon completion of processing the Tailings, as determined by Amiko Kay in its sole discretion. If Jaramillo materially breaches the JV Agreement, the Amiko Kay may terminate the JV Agreement upon 30 days’ notice to Jaramillo. Jaramillo has no right to terminate the JV Agreement before the processing of the Tailings is complete.

Jaramillo provides independent consulting services to the Company on the La Candelaria project. He acts as Vice President of Exploration on the La Candelaria project (although he is not an executive officer, or an employee, of the Company, Metales or Amiko Kay).

9.	Commitments

La Candelaria Property

On May 31, 2011, Metales was formed, with the Company owning 70% of the issued and outstanding shares of capital stock.  The remaining 30% of the issued and outstanding capital stock of Metales was issued to Gonzalez.  On June 10, 2011, Gonzalez assigned the Concessions to Metales.  The Concessions cover 800 hectares, or approximately 1,976 acres.

Gonzalez transferred the Concessions to Metales pursuant to an agreement with American Gold.    On August 17, 2011, in connection with its investment in Metales and the exploration and development of the Concessions, the Company, American Gold, and Gonzalez executed an Assignment Agreement (the “Assignment Agreement”) pursuant to which (a) American Gold assigned all of its right and interest in and to a Letter of Intent between American Gold and Gonzalez, and an Option to Purchase Agreement between American Gold and Gonzalez dated January 11, 2011 (the “Option Agreement”), (b) the Company accepted the assignment of all of the rights and interest of American Gold in and to the Letter of Intent and the Option Agreement, and (c) the Company assumed all of the duties and obligations of American Gold under the Letter of Intent and the Option Agreement with Gonzalez. Pursuant to the Assignment Agreement (which has an effective date of June 10, 2011), the Company has taken or will take the following actions in connection with transfer of the Concessions from Gonzalez to Metales:

1.	The Company issued 125,000 shares of its $0.001 par value common stock to North American as repayment of the $125,000 that American Gold paid Gonzalez in connection with Option Agreement (the “American Gold Shares”).

2.	The Company issued 300,000 shares of its $0.001 par value common stock, with a fair value of $303,000, to Gonzalez on September 16, 2011.

3.	The Company, either alone or through Metales, is obligated to fund $150,000 per year of development costs for three years, for a total of $450,000 (the “Work Plan”).

4.	The Company has paid Gonzalez an additional $125,000.

The American Gold Shares were issued in the name of North American, with the agreement of American Gold.

Gonzalez retains a 2% Net Smelter Returns Royalty on the Property.  Metales is obligated to undertake work necessary to bring the existing geological survey on the Property up to NJ 43-101 standards.  The Company advanced $20,000 to Metales in June 2011 in order to initiate this work, which will be credited to the $150,000 due for the first year under the Work Plan.  During the year ended December 31, 2011, the Company advanced $122,341 under the Work Plan.

The Company has granted anti-dilution rights to Gonzalez, such that the Company must allow Gonzalez the opportunity to maintain his percentage stock ownership in the Company until the date on which the Company has complied fully with its obligations under the Option Agreement or January 11, 2014, whichever comes first.  Gonzalez has waived the exercise of his anti-dilution rights with respect to issuances of common stock to North American under the Investment Agreement.  In addition, the Company is obligated to issue 1,000,000 shares of its $0.001 par value common stock to Gonzalez upon the discovery of a 1 million-ounce equivalent gold deposit, as defined by industry standards as set forth by a recognized exchange in North America.  Finally, if the Company fails to comply with all its obligations under the Option Agreement before January 11, 2014, the Option Agreement will terminate and the Company will be obligated to return the Concessions to Gonzalez.

Employment Agreement

On July 12, 2011, the Company entered into an Employment Agreement with Dan M. Ferris regarding his position as President of the Company.  The Employment Agreement has an initial term of three years, and after the initial term will automatically renew for successive one-year periods until terminated in accordance with the Agreement (the “Term”).  Mr. Ferris will be paid a base salary of $120,000 per year during the Term.  Mr. Ferris will also be entitled to receive 3,000,000 shares of the Company’s $0.001 common stock, which will be issued in three equal increments of 1,000,000 shares over the first 3 years of the Term.  The shares of common stock will not be registered under the Securities Act, and will be subject to restrictions on transfer.  Therefore, Mr. Ferris will receive 1,000,000 shares of common stock on July 12 of each of the years 2012, 2013, and 2014.  The Employment Agreement may be terminated voluntarily by either party upon 30 days written notice, upon Mr. Ferris’ death or disability, by mutual agreement at the end of the Term, or at any time for “cause” by the Company.  If Mr. Ferris’ employment is terminated for “cause”, or if he voluntarily resigns, then he would not be entitled to receive any shares of Common Stock that have not been issued as of the date of resignation or termination.  If Mr. Ferris’ employment is terminated for any other reason, he would receive the full 3,000,000 shares of common stock.  The Employment Agreement defines “cause” as the willful and continued failure by Ferris to perform his duties under the Employment Agreement, conviction of a felony, or engaging in conduct that is contrary to the best interests of the Company or adversely affects the Company’s reputation.  The fair market value of the stock grant on the date of the Employment Agreement was $3,000,000.  The Company recognized $473,974 in expense related to the stock grant as of December 31, 2011.

Ocampo Property

On September 29, 2011, the Company entered into a 90-day exclusivity letter of intent (the “LOI”) with Antonio Aguirre Rascon (“Rascon”) to acquire a 70% interest in mining concessions covering approximately 570 hectares located in the municipality of Ocampo in the state of Chihuahua, Mexico (the “Ocampo Property”).  The Company paid Rascon $12,500 upon signing of the LOI.  The LOI is to serve as the basis for a definitive agreement (the “Definitive Agreement”) to be negotiated between the parties.    In December 2011, the Company elected to allow the LOI to lapse without entering into a Definitive Agreement.